Loss per share information (Details) (USD $)	3 Months Ended		4 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	May 01, 2011	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012
LOSS PER SHARE INFORMATION AS FOLLOWS:
Net Income (Loss)	$ 2,821,738	$ (890,393)	$ 8,322	$ 3,985,427	$ (1,855,673)	$ 63,165	$ (452,209)	$ (1,669,283)
Basic Weighted-Average Shares Outstanding	23,907,651	14,350,284	6,250,000	23,745,406	14,290,060	6,077,959	16,376,911	8,073,176
Diluted Weighted-Average Shares Outstanding	25,151,932	14,350,284		24,926,088	14,290,060
Basic Earnings (Loss) per Share	$ 0.12	$ (0.06)		$ 0.17	$ (0.13)
Diluted Earnings (Loss) per Share	$ 0.11	$ (0.06)		$ 0.16	$ (0.13)
Basic and diluted net Loss per Share.			$ 0.00			$ 0.01	$ (0.03)	$ (0.21)
Stock options to purchase shares of common stock were excluded from the computation of diluted earnings (loss) per share	1,244,281	0		1,180,682	0		2,647,500	1,125,000